Label	Element	Value
First Investors Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fief_SupplementTextBlock
SUPPLEMENT DATED MAY 2, 2016

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2016

In “The Funds Summary Section” for the Real Estate Fund, the second and third paragraphs under the heading “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund will normally invest its assets primarily in securities issued by real estate investment trusts (“REITs”) listed on a U.S. stock exchange.  Currently, the only REITs the Fund intends to invest in are U.S. exchange-listed REITs.  The Fund typically will invest in equity REITs (i.e., REITs that directly own real estate), mortgage REITs (i.e., REITs that lend money directly to real estate owners and/or operators or invest in long-term mortgage pools) or hybrid REITs (i.e., REITs that participate in both equity and mortgage investing).

The Fund may, to a lesser extent, invest in securities of other companies principally engaged in the real estate industry. An issuer is principally “engaged in” the real estate industry if at least 50% of its assets, gross income or net profits is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund may invest in REITs and real estate companies of any market capitalization.

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Please retain this Supplemental for future reference.

IEP0516

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Real Estate Fund